Document and Entity Information	3 Months Ended
Dec. 31, 2018
Document And Entity Information
Entity Registrant Name	Pharmagreen Biotech Inc.
Entity Central Index Key	0001435181
Document Type	S-1
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity's Reporting Status Current?	No
Is Entity Emerging Growth Company?	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Document Fiscal Year Focus	2019